SCHEDULE OF ADJUSTMENTS TO COMPARATIVE FINANCIAL INFORMATION (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share	33,205,547	26,081,074	33,195,758	23,544,651
Basic earnings (loss) per share	$ 0.01	$ (0.29)	$ (0.17)	$ (2.25)
Shareholders' equity	$ 30,243,553	$ (20,180,832)	$ 30,243,553	$ (20,180,832)	$ 34,926,239	$ 3,848,205
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity	$ 81,225,257	64,096,249	$ 81,225,257	64,096,249	$ 81,038,365	$ 36,943,304
Equity Reserve [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		$ 4,852,028		$ 4,852,028
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share		26,981,074		24,041,889
Shareholders' equity		$ (6,433,224)		$ (6,433,224)
Previously Reported [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Basic earnings (loss) per share		$ (0.28)		$ (2.20)
Shareholders' equity		$ 76,012,250		$ 76,012,250
Previously Reported [Member] | Equity Reserve [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		$ 6,683,635		$ 6,683,635
Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share		(900,000)		(497,238)
Shareholders' equity		$ (13,747,308)		$ (13,747,308)
Revision of Prior Period, Adjustment [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Basic earnings (loss) per share		$ (0.01)		$ (0.05)
Shareholders' equity		$ (11,916,001)		$ (11,916,001)
Revision of Prior Period, Adjustment [Member] | Equity Reserve [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		$ (1,831,607)		$ (1,831,607)